Income taxes - Income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
Income before taxes	€ 1,182	€ 123	€ (526)
Results of associates	(9)	(124)	(98)
Income before taxes excluding results of associates	1,191	247	(429)
Current tax (expense) benefit	(305)	(140)	(201)
Deferred tax (expense) benefit	24	(823)	274
Income tax (expense) benefit of continuing operations	€ (282)	€ (963)	€ 73